CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 308,823	$ 370,549
Accounts receivable-net	359,282	368,658
Related party receivable	4,887	4,361
Settlement assets	118,300	46,840
Prepaid expenses	11,783	8,642
Other	34,319	20,947
Total current assets	837,394	819,997
Customer incentives	18,684	17,493
Property and equipment-net	157,704	152,310
Intangible assets-net	862,234	916,198
Goodwill	1,532,374	1,532,374
Deferred taxes	12,292	4,292
Other assets	24,950	47,046
Total assets	3,445,632	3,489,710
Current liabilities:
Accounts payable and accrued expenses	187,618	193,706
Related party payable	760	3,814
Settlement obligations	275,078	208,669
Current portion of note payable to related party	16,000	3,803
Current portion of note payable	36,500	12,408
Deferred income	10,886	7,313
Current maturities of capital lease obligations	4,274	4,607
Other	2,087	6,400
Total current liabilities	533,203	440,720
Long-term liabilities:
Note payable to related party	300,000	373,592
Note payable	889,355	1,364,906
Tax receivable agreement obligations	333,000
Capital lease obligations	9,985	12,322
Deferred taxes	9,263	9,263
Other	891	33,187
Total long-term liabilities	1,542,494	1,793,270
Total liabilities	2,075,697	2,233,990
Commitments and contingencies (See Note 6)
Equity:
Common stock		1
Preferred stock, $0.00001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Paid-in capital	669,008	581,241
Retained earnings	16,476	51,970
Accumulated other comprehensive loss		(9,514)
Treasury stock, at cost; 800,643 shares at June 30, 2012	(14,045)
Total Vantiv, Inc. equity	671,440	623,698
Non-controlling interests	698,495	632,022
Total equity	1,369,935	1,255,720
Total liabilities and equity	3,445,632	3,489,710
Class A Common Stock
Equity:
Common stock	1	1
Class B Common Stock
Equity:
Common stock